Debt, Total Long-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt [Abstract]
Long term debt	$ 248,432	$ 98,650
Less: Deferred finance fees	(3,974)	(1,282)
Total long term debt net of deferred finance fees	244,458	97,368
Presented [Abstract]
Current portion of long term debt	14,949	7,205
Long term debt	229,509	90,163
Debt Related to Vessels Held for Sale [Abstract]
Less: Deferred finance fees	0	(1,463)
Debt related to Vessels held for sale net of deferred finance fees	0	53,202
Total Debt net of deferred finance fees	$ 244,458	150,570
LIBOR [Member]
Debt Related to Vessels Held for Sale [Abstract]
Interest rate	1.60%
2nd ABN Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco West Coast
Long term debt	$ 33,725	34,955
2nd Alpha Bank Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco Malibu
Long term debt	$ 35,000	36,500
2nd CMBFL Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Julius Caesar and M/T Legio X Equestris
Long term debt	$ 106,652	0
Cargill Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco Marina Del Ray
Long term debt	$ 26,211	27,195
2nd AVIC Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco Oceano Ca
Long term debt	$ 46,844	0
1st AVIC Facility [Member]
Debt [Abstract]
Vessel(s)	M/T Eco Los Angeles and M/T Eco City of Angels
Debt Related to Vessels Held for Sale [Abstract]
Debt related to Vessels held for sale	$ 0	$ 54,665